Salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, non-current	$ 10,520	$ 8,190
Salaries and social security taxes payable, current	87,728	81,442
Seniority Based Bonus [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, non-current	10,520	8,190
Salaries Payable And Provisions [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	50,116	56,858
Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	34,293	24,204
Early Retirements Payable [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	$ 3,319	$ 380